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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment  [   ]; Amendment Number:
         This Amendment (Check only one):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chicago Title and Trust Company
Address:          171 North Clark Street
                  Chicago, Illinois  60601

Form 13F File Number:  28-635

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             A. Larry Sisk
Title:            Vice President and Treasurer
Phone:            (312) 223-2078

Signature, Place, and Date of Signing:


  /s/ A. Larry Sisk                  Chicago, Illinois      November 5, 1999
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      [Signature]                      [City, State]             [Date]



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Report Type (Check only one):

[   ]    13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

                  28-1590                   Alleghany Corporation